Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.7%
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	$ 704,000	$ 703,285
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	439,663	464,112
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,559
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	193,671
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	837,197	883,386
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,271,967
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,539
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	761,304
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	481,026
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (A)	350,000	350,363
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	924,412	947,798
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	791,390	801,512
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	515,190	517,326
BVRT Financing Trust
0.01%, 11/10/2032 (B) (C)	155,908	155,908
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,043,917	1,071,319
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (A)	741,451	741,825
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,369,127
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,669,056
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,740	2,726
Chase Funding Trust
Series 2003-6, Class 1A7,
4.94% (D), 11/25/2034	20,522	21,551
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 0.00% (D), 03/24/2023 (A)	1,670,000	1,669,232
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	747,792
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	631,312	657,265
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	136,923	137,303
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	870,000	872,377

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	$ 403,176	$ 403,318
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	650,000	648,688
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	111,473	112,584
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	202,710	209,908
Drive Auto Receivables Trust
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	196,246	197,261
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	350,120
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	1,121,000	1,137,256
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	466,000	467,072
Exeter Automobile Receivables Trust
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	320,827	324,845
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,215,599
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,000,000	1,013,281
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,408,059
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	221,220	227,686
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024	249,847	188,634
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	21,113	21,357
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	754,769	745,567
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	111,957	117,690
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	497,908	518,783
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	607,617	620,312
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	310,652	330,949
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	355,502	375,220
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	89,313	91,248
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.62% (D), 08/25/2038 (A)	340,185	5,257
Series 2013-2, Class A,
1.19% (D), 03/25/2039 (A)	341,664	13,199
Series 2014-2, Class A,
2.10% (D), 04/25/2040 (A)	162,667	13,159

Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LP LMS Asset Securitization Trust
Series 2021-2A, Class A,
1.75%, 01/15/2029 (A)	$ 1,300,000	$ 1,300,534
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	807,037
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,113,538
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	560,000	561,594
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	847,564	856,490
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (A)	1,745,522	1,751,491
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	315,000	315,854
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (A)	500,000	500,231
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	1,156,648	1,190,219
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1,
3.10% (D), 06/27/2060 (A)	558,042	558,230
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,400,000	1,420,107
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	138,992	145,458
Santander Drive Auto Receivables Trust
Series 2019-1, Class C,
3.42%, 04/15/2025	233,011	233,948
SART
Series 2018-1,
4.75%, 06/15/2025	555,596	555,596
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.92% (D), 01/25/2036	15,181	15,251
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (B) (C)	1,000,000	1,000,000
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	464,385	468,500
Upstart Securitization Trust
Series 2021-1, Class A,
0.87%, 03/20/2031 (A)	729,018	730,345
US Auto Funding LLC
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	316,158	317,388
Veros Auto Receivables Trust
Series 2021-1, Class A,
0.92%, 10/15/2026 (A)	463,465	463,511

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	$ 894,982	$ 894,982
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	151,353	157,849

Total Asset-Backed Securities (Cost $43,608,894)		44,091,534

CORPORATE DEBT SECURITIES - 33.2%
Aerospace & Defense - 0.9%
Airbus SE
3.15%, 04/10/2027 (A)	164,000	176,102
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	256,698
3.00%, 09/15/2050 (A)	200,000	191,868
Boeing Co.
1.17%, 02/04/2023	225,000	225,518
1.43%, 02/04/2024	455,000	455,728
1.95%, 02/01/2024	305,000	312,101
2.20%, 02/04/2026	275,000	277,389
2.75%, 02/01/2026	295,000	307,162
3.10%, 05/01/2026	130,000	137,391
3.25%, 03/01/2028	224,000	234,262
4.88%, 05/01/2025	145,000	161,321
5.15%, 05/01/2030	220,000	257,664
5.71%, 05/01/2040	190,000	242,003
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	230,000	221,276
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	123,703
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	81,078
3.85%, 04/15/2045	38,000	43,109
Precision Castparts Corp.
4.20%, 06/15/2035	170,000	201,074
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	74,170
3.75%, 11/01/2046	155,000	171,703
4.15%, 05/15/2045	163,000	191,357
4.50%, 06/01/2042	241,000	295,553

		4,638,230

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	135,424	138,070
3.55%, 07/15/2031 (A)	192,133	185,494
4.13%, 11/15/2026 (A)	162,500	165,926
American Airlines Pass-Through Trust
3.00%, 04/15/2030	335,381	334,258
3.38%, 11/01/2028	175,411	177,283
3.65%, 02/15/2029	94,531	97,520
3.70%, 04/01/2028	81,369	82,851
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	271,622	275,091
4.13%, 03/20/2033 (A)	252,339	255,089
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	17,944	18,178
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	295,649	316,745
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	124,031	126,636
United Airlines Pass-Through Trust
3.10%, 04/07/2030	260,795	260,031
3.50%, 11/01/2029	506,119	497,607

Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.65%, 07/07/2027	$ 114,838	$ 114,350
3.70%, 09/01/2031	347,765	351,864
4.15%, 02/25/2033	274,518	295,155
4.55%, 08/25/2031	246,075	260,913

		3,953,061

Automobiles - 0.3%
General Motors Co.
6.13%, 10/01/2025	130,000	152,267
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	492,000	522,888
4.35%, 09/17/2027 (A)	700,000	768,673

		1,443,828

Banks - 6.2%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	200,000	221,722
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	311,915
ANZ New Zealand International Ltd.
2.55%, 02/13/2030 (A)	391,000	404,891
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	286,083
Banco Santander SA
Fixed until 09/14/2026, 1.72% (D), 09/14/2027	200,000	198,978
1.85%, 03/25/2026	400,000	404,975
2.75%, 05/28/2025 - 12/03/2030	600,000	618,243
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031	500,000	505,468
Fixed until 04/29/2030, 2.59% (D), 04/29/2031	363,000	370,094
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	1,077,000	1,037,442
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	465,792
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	768,895
3.95%, 04/21/2025	368,000	400,929
Fixed until 03/05/2028, 3.97% (D), 03/05/2029	300,000	333,853
4.00%, 01/22/2025	400,000	434,598
4.25%, 10/22/2026	284,000	319,559
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (D), 09/30/2027 (A)	203,000	202,882
Bank of Montreal
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	120,456
Barclays PLC
Fixed until 12/10/2023, 1.01% (D), 12/10/2024	377,000	378,700
3.65%, 03/16/2025	200,000	214,911
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	304,603
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (D), 09/15/2029 (A)	345,000	342,382
Fixed until 06/09/2025, 2.22% (D), 06/09/2026 (A)	350,000	359,062
Fixed until 08/12/2030, 2.59% (D), 08/12/2035 (A)	320,000	309,973
Fixed until 01/13/2030, 3.05% (D), 01/13/2031 (A)	385,000	402,923

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
1.00%, 01/20/2026 (A)	$ 250,000	$ 245,880
Fixed until 10/06/2025, 1.65% (D), 10/06/2026 (A)	250,000	250,202
Fixed until 01/20/2031, 2.28% (D), 01/20/2032 (A)	250,000	242,540
4.00%, 09/12/2023 (A)	250,000	265,862
4.63%, 07/11/2024 (A)	200,000	217,711
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (D), 01/28/2027	354,000	348,912
Fixed until 05/01/2031, 2.56% (D), 05/01/2032	430,000	434,437
Fixed until 04/08/2025, 3.11% (D), 04/08/2026	450,000	477,630
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	185,868
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	150,000	163,308
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	531,000	583,375
3.88%, 03/26/2025	100,000	108,575
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	448,852
4.40%, 06/10/2025	215,000	237,874
4.45%, 09/29/2027	48,000	54,571
5.30%, 05/06/2044	34,000	45,194
8.13%, 07/15/2039	28,000	47,769
Citizens Financial Group, Inc.
2.64%, 09/30/2032	58,000	58,165
Commonwealth Bank of Australia
3.31%, 03/11/2041 (A)	250,000	256,052
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	501,239
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (D), 01/26/2027 (A)	402,000	396,156
Fixed until 06/16/2025, 1.91% (D), 06/16/2026 (A)	400,000	407,466
2.81%, 01/11/2041 (A) (E)	250,000	238,046
Credit Suisse AG
1.25%, 08/07/2026	300,000	295,603
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (D), 12/08/2023 (A)	495,000	497,331
2.70%, 03/02/2022 (A)	200,000	201,987
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (D), 09/22/2028	445,000	444,646
Fixed until 08/17/2028, 2.21% (D), 08/17/2029	200,000	198,192
Fixed until 08/18/2030, 2.36% (D), 08/18/2031	310,000	305,940
Fixed until 05/18/2023, 3.95% (D), 05/18/2024	229,000	241,131
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	719,090
4.38%, 11/23/2026	200,000	222,817
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	250,000	250,170
ING Groep NV
Fixed until 07/01/2025, 1.40% (D), 07/01/2026 (A)	210,000	210,460

Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (D), 05/11/2027	$ 245,000	$ 244,906
4.38%, 03/22/2028	200,000	227,167
4.58%, 12/10/2025	200,000	223,201
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (D), 03/03/2036 (A)	425,000	420,326
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	353,580
3.75%, 07/18/2039	250,000	280,846
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (D), 05/22/2027	255,000	250,873
Fixed until 05/25/2025, 2.23% (D), 05/25/2026	625,000	644,058
National Australia Bank Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (A)	345,000	370,855
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (D), 11/01/2029	338,000	360,655
3.88%, 09/12/2023	200,000	212,086
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	215,801
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	377,148
NatWest Markets PLC
1.60%, 09/29/2026 (A)	350,000	349,774
Nordea Bank Abp
1.50%, 09/30/2026 (A)	200,000	199,312
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (D), 06/14/2027	230,000	228,919
Societe Generale SA
Fixed until 12/14/2025, 1.49% (D), 12/14/2026 (A)	470,000	464,572
Fixed until 06/09/2026, 1.79% (D), 06/09/2027 (A)	200,000	198,827
Fixed until 06/09/2031, 2.89% (D), 06/09/2032 (A)	420,000	421,885
3.00%, 01/22/2030 (A) (E)	389,000	401,455
4.25%, 04/14/2025 (A)	200,000	215,969
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (D), 01/30/2026 (A)	220,000	229,034
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	303,315
4.30%, 02/19/2027 (A)	200,000	217,646
5.20%, 01/26/2024 (A)	200,000	217,006
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	112,571
3.04%, 07/16/2029	440,000	465,743
Svenska Handelsbanken AB
0.63%, 06/30/2023 (A)	410,000	411,937
UniCredit SpA
Fixed until 09/22/2025, 2.57% (D), 09/22/2026 (A)	350,000	355,729
Fixed until 06/19/2027, 5.86% (D), 06/19/2032 (A)	200,000	222,338
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (D), 04/30/2041	150,000	153,805
Fixed until 06/17/2026, 3.20% (D), 06/17/2027	685,000	734,986
4.10%, 06/03/2026	258,000	287,183

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.40%, 06/14/2046	$ 96,000	$ 113,927
4.65%, 11/04/2044	184,000	225,087
4.75%, 12/07/2046	247,000	308,913
4.90%, 11/17/2045	112,000	141,604
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (D), 11/23/2031	180,000	198,596
4.42%, 07/24/2039	195,000	229,532

		31,113,547

Beverages - 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	872,000	1,052,221
4.90%, 02/01/2046	365,000	452,886
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	289,704
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	244,171
4.44%, 10/06/2048	250,000	291,822
4.60%, 06/01/2060	100,000	120,734
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	141,749
2.75%, 01/22/2030	275,000	283,698
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	509,422
4.40%, 11/15/2025	100,000	111,962
5.25%, 11/15/2048	55,000	71,886
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	280,000	291,900
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	50,000	54,914
4.42%, 05/25/2025	86,000	95,540
4.99%, 05/25/2038	124,000	154,973

		4,167,582

Biotechnology - 0.6%
AbbVie, Inc.
3.45%, 03/15/2022	139,000	140,237
3.85%, 06/15/2024	302,000	324,734
4.05%, 11/21/2039	858,000	981,206
4.40%, 11/06/2042	205,000	244,369
4.50%, 05/14/2035	200,000	238,796
Biogen, Inc.
2.25%, 05/01/2030	306,000	304,038
3.15%, 05/01/2050	80,000	76,058
Gilead Sciences, Inc.
2.60%, 10/01/2040	325,000	308,770
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	480,000	456,118

		3,074,326

Building Products - 0.2%
Lennox International, Inc.
1.35%, 08/01/2025	570,000	569,925
Masco Corp.
2.00%, 10/01/2030	90,000	86,914
6.50%, 08/15/2032	130,000	171,610

		828,449

Capital Markets - 2.3%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	210,000	219,363
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (D), 02/02/2027 (A)	260,000	254,087

Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG (continued)
Fixed until 06/05/2025, 2.19% (D), 06/05/2026 (A)	$ 250,000	$ 254,604
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	355,000	367,954
4.28%, 01/09/2028 (A)	300,000	333,288
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (D), 11/24/2026	215,000	218,305
3.30%, 11/16/2022	200,000	206,330
3.70%, 05/30/2024	267,000	284,232
4.25%, 10/14/2021	200,000	200,215
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (D), 03/09/2027	625,000	623,073
Fixed until 01/27/2031, 1.99% (D), 01/27/2032	120,000	115,456
Fixed until 07/21/2031, 2.38% (D), 07/21/2032	285,000	282,101
3.50%, 11/16/2026	292,000	315,421
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	1,018,000	1,119,977
3.85%, 01/26/2027	1,590,000	1,746,294
4.25%, 10/21/2025	100,000	110,715
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	823,020
Morgan Stanley
Fixed until 02/13/2031, 1.79% (D), 02/13/2032	340,000	323,429
Fixed until 04/28/2025, 2.19% (D), 04/28/2026	800,000	826,125
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	390,200
Fixed until 01/24/2028, 3.77% (D), 01/24/2029	112,000	123,833
4.10%, 05/22/2023	150,000	158,365
4.35%, 09/08/2026	200,000	225,713
Fixed until 01/23/2029, 4.43% (D), 01/23/2030	383,000	441,851
5.00%, 11/24/2025	269,000	307,491
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	392,586
2.68%, 07/16/2030	200,000	201,824
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (A)	200,000	212,209
3.49%, 05/23/2023 (A)	480,000	489,327
4.13%, 09/24/2025 (A)	210,000	231,920

		11,799,308

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	206,513
Albemarle Corp.
5.45%, 12/01/2044	50,000	63,475
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025 (A)	464,000	525,658
Dow Chemical Co.
5.25%, 11/15/2041	45,000	58,230
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	129,054
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	89,000	114,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
4.13%, 03/15/2035	$ 200,000	$ 226,303
5.00%, 04/01/2049	80,000	104,906

		1,428,970

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	100,000	109,903
ERAC USA Finance LLC
5.63%, 03/15/2042 (A)	59,000	80,491
Republic Services, Inc.
1.45%, 02/15/2031	250,000	233,985
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	275,000	274,515

		698,894

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	265,000	258,967
2.90%, 10/01/2030	380,000	392,662

		651,629

Construction Materials - 0.0% (F)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	217,453

Consumer Finance - 0.6%
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	185,802
Capital One Financial Corp.
4.20%, 10/29/2025	50,000	55,362
General Motors Financial Co., Inc.
1.25%, 01/08/2026	473,000	466,899
2.35%, 01/08/2031 (E)	316,000	308,529
2.70%, 06/10/2031	215,000	214,322
4.35%, 01/17/2027	114,000	127,747
Hyundai Capital America
1.15%, 11/10/2022 (A)	406,000	408,254
1.30%, 01/08/2026 (A)	115,000	113,142
1.50%, 06/15/2026 (A)	220,000	217,584
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	356,482
2.38%, 10/15/2027 (A)	140,000	141,818
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (A)	312,000	310,826
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	200,000	197,749

		3,104,516

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	284,000	283,744
International Paper Co.
8.70%, 06/15/2038	50,000	81,585
Packaging Corp. of America
4.05%, 12/15/2049	140,000	162,393

		527,722

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	100,000	98,694
Nationwide Building Society
1.00%, 08/28/2025 (A)	200,000	198,664
Pepperdine University
3.30%, 12/01/2059	200,000	206,430

Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services (continued)
SART
4.75%, 07/15/2024	$ 431,207	$ 431,207
University of Southern California
3.23%, 10/01/2120	200,000	200,903

		1,135,898

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	150,000	148,407
2.88%, 08/14/2024	255,000	265,600
4.45%, 12/16/2021	150,000	150,709
4.50%, 09/15/2023	630,000	671,158
Aviation Capital Group LLC
4.13%, 08/01/2025 (A)	250,000	268,975
5.50%, 12/15/2024 (A)	243,000	272,303
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	93,120
4.70%, 09/20/2047	123,000	148,609
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (A)	240,000	260,998
GE Capital International Funding Co. Unlimited
4.42%, 11/15/2035	1,431,000	1,714,044
Jefferies Group LLC
6.45%, 06/08/2027	56,000	69,740
LSEGA Financing PLC
2.00%, 04/06/2028 (A)	475,000	476,489
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (A)	200,000	203,618
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	160,086

		4,903,856

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
1.65%, 02/01/2028	60,000	59,468
2.25%, 02/01/2032	385,000	374,386
2.30%, 06/01/2027	600,000	620,670
3.10%, 02/01/2043	580,000	554,813
3.50%, 06/01/2041	165,000	169,061
3.80%, 12/01/2057	170,000	173,809
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	226,000	238,197
Qwest Corp.
6.75%, 12/01/2021	148,000	149,317
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	106,495
2.65%, 11/20/2040	268,000	251,257
2.99%, 10/30/2056	218,000	202,419
4.27%, 01/15/2036	330,000	387,053
4.40%, 11/01/2034	568,000	671,743
4.67%, 03/15/2055	160,000	200,019
4.86%, 08/21/2046	290,000	368,525

		4,527,232

Electric Utilities - 2.1%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	108,402
Alabama Power Co.
4.10%, 01/15/2042	66,000	73,845
Appalachian Power Co.
6.70%, 08/15/2037	50,000	70,272
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (A)	400,000	415,032

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	$ 120,000	$ 117,785
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	126,394
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	87,394
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	246,582
Edison International
3.55%, 11/15/2024	200,000	212,049
5.75%, 06/15/2027	110,000	126,954
Emera US Finance LP
4.75%, 06/15/2046	220,000	259,059
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	218,709
3.63%, 05/25/2027 (A)	220,000	243,414
Entergy Arkansas LLC
2.65%, 06/15/2051	175,000	162,734
Entergy Louisiana LLC
2.90%, 03/15/2051	130,000	126,594
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	106,159
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	132,772
Evergy, Inc.
2.90%, 09/15/2029	320,000	335,757
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	191,184
Fortis, Inc.
3.06%, 10/04/2026	310,000	332,431
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	120,000	125,805
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	264,207
6.15%, 06/01/2037	70,000	93,051
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	58,823	71,764
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	115,009
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	123,132
Nevada Power Co.
5.38%, 09/15/2040	92,000	119,605
5.45%, 05/15/2041	50,000	65,928
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	103,741
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	242,506
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	198,171
2.45%, 12/02/2027 (A)	215,000	218,019
4.45%, 06/15/2029 (A)	220,000	243,188
OGE Energy Corp.
0.70%, 05/26/2023	140,000	140,011
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	170,000	170,001
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	62,284
Pacific Gas & Electric Co.
1.37%, 03/10/2023	375,000	373,669
3-Month LIBOR + 1.38%, 1.50% (D), 11/15/2021	820,000	820,383
1.75%, 06/16/2022	1,165,000	1,163,138
2.95%, 03/01/2026	130,000	133,446
3.45%, 07/01/2025	210,000	219,303
3.75%, 08/15/2042	83,000	74,850
4.30%, 03/15/2045	140,000	137,804

Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PECO Energy Co.
2.80%, 06/15/2050	$ 110,000	$ 107,538
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	40,121
Southern California Edison Co.
1.85%, 02/01/2022	5,000	5,015
4.05%, 03/15/2042	250,000	267,712
5.55%, 01/15/2036	70,000	85,252
6.05%, 03/15/2039	60,000	79,995
Toledo Edison Co.
6.15%, 05/15/2037	200,000	274,678
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	69,213
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	449,042
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	34,007

		10,385,110

Electrical Equipment - 0.0% (F)
Eaton Corp.
4.00%, 11/02/2032	21,000	24,366
5.80%, 03/15/2037	100,000	126,834
7.63%, 04/01/2024	75,000	86,639

		237,839

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	69,987
3.88%, 01/12/2028	155,000	167,362
4.50%, 03/01/2023	30,000	31,310
Corning, Inc.
3.90%, 11/15/2049	148,000	164,755
5.35%, 11/15/2048	115,000	156,883

		590,297

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	100,000	127,334
Halliburton Co.
7.60%, 08/15/2096 (A)	50,000	66,923
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	250,035
Texas Eastern Transmission LP
2.80%, 10/15/2022 (A)	81,000	82,412
3.50%, 01/15/2028 (A)	37,000	39,991

		566,695

Entertainment - 0.0% (F)
Walt Disney Co.
7.30%, 04/30/2028	50,000	66,131
8.88%, 04/26/2023	80,000	90,547
9.50%, 07/15/2024	70,000	86,717

		243,395

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	131,551
American Tower Corp.
1.50%, 01/31/2028	330,000	319,380
1.88%, 10/15/2030	290,000	278,187
2.10%, 06/15/2030	160,000	156,396
2.95%, 01/15/2051	87,000	82,018
3.10%, 06/15/2050	133,000	129,856
3.70%, 10/15/2049	300,000	323,636

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/2028	$ 200,000	$ 201,535
2.50%, 08/16/2031	100,000	98,408
3.85%, 02/01/2025	200,000	216,138
Corporate Office Properties LP
2.75%, 04/15/2031	325,000	327,926
Crown Castle International Corp.
2.25%, 01/15/2031	320,000	312,414
4.00%, 03/01/2027	47,000	52,240
Duke Realty LP
2.88%, 11/15/2029	100,000	105,254
3.25%, 06/30/2026	43,000	46,309
Equinix, Inc.
2.90%, 11/18/2026	300,000	318,001
Essex Portfolio LP
2.65%, 03/15/2032	255,000	257,369
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (A)	174,000	188,301
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	116,728
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	160,000	153,218
Healthpeak Properties, Inc.
3.50%, 07/15/2029	260,000	284,243
Life Storage LP
2.40%, 10/15/2031 (G)	125,000	123,635
4.00%, 06/15/2029	305,000	341,353
Mid-America Apartments LP
1.70%, 02/15/2031 (E)	160,000	151,641
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	225,546
Office Properties Income Trust
2.40%, 02/01/2027	255,000	251,863
3.45%, 10/15/2031	115,000	112,365
4.00%, 07/15/2022	196,000	200,531
Realty Income Corp.
3.25%, 01/15/2031	200,000	217,582
Regency Centers LP
2.95%, 09/15/2029	240,000	251,544
Sabra Health Care LP
3.20%, 12/01/2031	205,000	200,365
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	319,556
SITE Centers Corp.
3.63%, 02/01/2025	198,000	209,755
UDR, Inc.
2.10%, 08/01/2032	170,000	162,852
2.95%, 09/01/2026	72,000	76,402
3.20%, 01/15/2030	265,000	283,478
Welltower, Inc.
2.70%, 02/15/2027	42,000	44,338
3.10%, 01/15/2030	225,000	237,669
6.50%, 03/15/2041	100,000	143,179
WP Carey, Inc.
2.25%, 04/01/2033	340,000	324,356

		7,977,118

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	131,588
2.50%, 02/10/2041 (A)	139,000	127,414
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A) (E)	160,000	166,285

Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Alimentation Couche-Tard, Inc. (continued)
3.44%, 05/13/2041 (A)	$ 135,000	$ 138,530
3.63%, 05/13/2051 (A) (E)	150,000	154,913
3.80%, 01/25/2050 (A)	280,000	299,101
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (A)	241,000	241,000
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029 (A) (E)	245,000	267,791
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	191,305	230,345
8.35%, 07/10/2031 (A)	229,923	298,968
Kroger Co.
5.40%, 07/15/2040	12,000	15,620

		2,071,555

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	395,000	399,778
Campbell Soup Co.
3.13%, 04/24/2050	89,000	85,908
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	76,175
McCormick & Co., Inc.
2.50%, 04/15/2030	397,000	405,434
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	35,000	44,707
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	400,000	402,190

		1,414,192

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	105,003
4.13%, 10/15/2044	75,000	86,723
4.15%, 01/15/2043	138,000	159,024
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	29,964
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	136,858
One Gas, Inc.
2.00%, 05/15/2030 (E)	230,000	225,007
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	65,262
4.40%, 06/01/2043	63,000	73,615
5.88%, 03/15/2041	146,000	200,097
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	118,701

		1,200,254

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co.
3.73%, 12/15/2024	6,000	6,483
Boston Scientific Corp.
4.00%, 03/01/2029	96,000	108,686
4.55%, 03/01/2039	200,000	242,804
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	142,624

		500,597

Health Care Providers & Services - 1.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	31,005
6.75%, 12/15/2037	50,000	73,449
Anthem, Inc.
4.63%, 05/15/2042	50,000	61,161
4.65%, 01/15/2043 - 08/15/2044	184,000	226,353

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	$ 215,000	$ 224,830
Children’s Hospital
2.93%, 07/15/2050	180,000	177,085
Cigna Corp.
4.80%, 07/15/2046	50,000	62,318
CommonSpirit Health
1.55%, 10/01/2025	150,000	150,577
2.78%, 10/01/2030	150,000	154,303
3.91%, 10/01/2050	145,000	158,026
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	244,165
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	508,567
HCA, Inc.
3.50%, 07/15/2051	290,000	287,696
5.13%, 06/15/2039	245,000	303,490
5.25%, 06/15/2026	220,000	252,359
McKesson Corp.
0.90%, 12/03/2025	230,000	226,209
Memorial Health Services
3.45%, 11/01/2049	445,000	493,245
MultiCare Health System
2.80%, 08/15/2050	125,000	123,894
NYU Langone Hospitals
3.38%, 07/01/2055	190,000	197,597
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	88,928
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	42,404
Texas Health Resources
2.33%, 11/15/2050	120,000	105,897
4.33%, 11/15/2055	250,000	322,836
UnitedHealth Group, Inc.
3.25%, 05/15/2051	140,000	148,840
3.50%, 08/15/2039	310,000	342,960
4.63%, 07/15/2035	140,000	174,206
Universal Health Services, Inc.
2.65%, 10/15/2030 - 01/15/2032 (A)	400,000	398,399
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	201,000	185,824

		5,766,623

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035	105,000	129,450
6.30%, 10/15/2037	63,000	90,024
Starbucks Corp.
2.55%, 11/15/2030	200,000	205,214

		424,688

Household Durables - 0.0% (F)
Lennar Corp.
4.50%, 04/30/2024	95,000	102,717

Independent Power & Renewable Electricity Producers - 0.0% (F)
Alexander Funding Trust
1.84%, 11/15/2023 (A)	200,000	203,822

Industrial Conglomerates - 0.2%
General Electric Co.
3.45%, 05/01/2027	120,000	131,640
3.63%, 05/01/2030	185,000	205,463

Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
Roper Technologies, Inc.
1.40%, 09/15/2027 (E)	$ 370,000	$ 365,185
2.00%, 06/30/2030	150,000	146,701

		848,989

Insurance - 1.3%
AIA Group Ltd.
3.20%, 09/16/2040 (A)	200,000	201,548
3.60%, 04/09/2029 (A)	200,000	218,814
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	281,644
American International Group, Inc.
4.70%, 07/10/2035	100,000	121,603
Assurant, Inc.
4.20%, 09/27/2023	225,000	239,536
Athene Global Funding
0.95%, 01/08/2024 (A)	195,000	195,918
1.45%, 01/08/2026 (A) (E)	150,000	150,294
2.95%, 11/12/2026 (A) (E)	805,000	857,908
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	100,653
4.40%, 05/15/2042	221,000	274,990
Brown & Brown, Inc.
2.38%, 03/15/2031	490,000	487,917
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (H), 4.00% (A) (D)	207,000	224,336
F&G Global Funding
1.75%, 06/30/2026 (A)	190,000	190,961
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	54,085
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	130,374
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	118,021
Intact US Holdings, Inc.
4.60%, 11/09/2022	200,000	207,907
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	262,045
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	254,637
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	296,180
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	272,375
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	262,041
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (A)	200,000	200,519
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	140,876
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	556,269
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	129,868

		6,431,319

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	230,000	271,097

IT Services - 0.2%
CGI, Inc.
2.30%, 09/14/2031 (A)	365,000	354,182

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Fiserv, Inc.
3.20%, 07/01/2026	$ 135,000	$ 145,691
4.40%, 07/01/2049	125,000	149,324
Global Payments, Inc.
4.15%, 08/15/2049	125,000	140,006
Leidos, Inc.
2.30%, 02/15/2031	125,000	122,131

		911,334

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029 (E)	334,000	368,573

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	335,000	327,362
2.95%, 09/19/2026	77,000	82,746

		410,108

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	187,000	204,955
Otis Worldwide Corp.
2.57%, 02/15/2030	350,000	358,950
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	66,149
4.45%, 11/21/2044	85,000	102,621
Xylem, Inc.
2.25%, 01/30/2031	120,000	119,957
3.25%, 11/01/2026	33,000	35,790

		888,422

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	271,958
4.80%, 03/01/2050	250,000	279,939
6.83%, 10/23/2055	125,000	184,333
Comcast Corp.
2.89%, 11/01/2051 (A)	302,000	288,753
3.20%, 07/15/2036	200,000	212,816
3.25%, 11/01/2039	235,000	247,741
4.00%, 11/01/2049	150,000	173,350
4.20%, 08/15/2034	407,000	476,460
4.25%, 01/15/2033	223,000	262,020
Cox Communications, Inc.
1.80%, 10/01/2030 (A)	55,000	52,311
Discovery Communications LLC
4.00%, 09/15/2055	275,000	286,608
SES SA
3.60%, 04/04/2023 (A)	100,000	103,915
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	404,150
7.30%, 07/01/2038	100,000	143,221
ViacomCBS, Inc.
4.00%, 01/15/2026	83,000	91,704
4.38%, 03/15/2043	93,000	106,470
5.85%, 09/01/2043	80,000	108,904

		3,694,653

Metals & Mining - 0.5%
Anglo American Capital PLC
3.95%, 09/10/2050 (A)	200,000	213,390
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	54,859

Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
1.63%, 09/01/2025 (A)	$ 308,000	$ 308,901
2.50%, 09/01/2030 (A)	780,000	762,765
4.13%, 05/30/2023 (A)	122,000	128,930
Nucor Corp.
2.98%, 12/15/2055 (A)	80,000	78,054
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	620,000	617,617
Steel Dynamics, Inc.
1.65%, 10/15/2027	184,000	181,967
3.45%, 04/15/2030	122,000	131,067

		2,477,550

Multi-Utilities - 0.2%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	102,422
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	52,670
4.15%, 05/15/2045	150,000	175,757
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	64,777
5.25%, 08/01/2033	100,000	124,820
NiSource, Inc.
1.70%, 02/15/2031	200,000	188,174
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	57,340
6.50%, 08/01/2038	45,000	66,762
Public Service Co. of Oklahoma
6.63%, 11/15/2037	150,000	212,451
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	47,927
6.00%, 06/01/2026	50,000	60,069

		1,153,169

Multiline Retail - 0.2%
Dollar General Corp.
4.13%, 05/01/2028	85,000	96,385
Kohl’s Corp.
3.38%, 05/01/2031 (E)	399,000	410,965
Nordstrom, Inc.
4.25%, 08/01/2031 (E)	298,000	301,766

		809,116

Oil, Gas & Consumable Fuels - 3.0%
APT Pipelines Ltd.
4.25%, 07/15/2027 (A)	191,000	216,763
Boardwalk Pipelines LP
4.80%, 05/03/2029	145,000	165,868
BP Capital Markets America, Inc.
2.77%, 11/10/2050	265,000	244,417
2.94%, 06/04/2051	80,000	75,776
3.00%, 03/17/2052	205,000	195,500
Buckeye Partners LP
5.85%, 11/15/2043	100,000	100,090
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	240,000	277,338
Chevron USA, Inc.
3.25%, 10/15/2029	180,000	196,881
3.90%, 11/15/2024	120,000	131,001
6.00%, 03/01/2041	200,000	289,528
ConocoPhillips
2.40%, 02/15/2031 (A)	135,000	137,162
Diamondback Energy, Inc.
3.25%, 12/01/2026	150,000	160,554
4.75%, 05/31/2025	340,000	379,666

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
4.13%, 01/16/2025	$ 100,000	$ 104,088
5.38%, 06/26/2026	116,000	126,075
5.88%, 09/18/2023	71,000	76,467
Enable Midstream Partners LP
4.40%, 03/15/2027	940,000	1,040,887
4.95%, 05/15/2028	80,000	89,797
Energy Transfer LP
4.75%, 01/15/2026	87,000	97,196
4.95%, 01/15/2043	198,000	215,863
5.30%, 04/01/2044	50,000	57,821
5.50%, 06/01/2027	47,000	55,113
6.05%, 06/01/2041	225,000	278,675
Eni SpA
4.00%, 09/12/2023 (A)	200,000	212,415
5.70%, 10/01/2040 (A)	125,000	158,381
Eni USA, Inc.
7.30%, 11/15/2027 (E)	70,000	90,727
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	168,584
4.45%, 02/15/2043	151,000	173,537
4.95%, 10/15/2054	46,000	57,806
5.10%, 02/15/2045	39,000	48,420
5.75%, 03/01/2035	200,000	252,107
7.55%, 04/15/2038	151,000	230,669
EQM Midstream Partners LP
5.50%, 07/15/2028	250,000	274,655
EQT Corp.
3.90%, 10/01/2027	116,000	125,539
Exxon Mobil Corp.
3.00%, 08/16/2039	300,000	309,360
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	195,000	197,590
4.32%, 12/30/2039 (A)	135,000	139,275
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (A)	250,000	249,479
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	147,757
2.60%, 10/15/2025 (A)	175,000	179,332
3.45%, 10/15/2027 (A)	370,000	389,872
Hess Corp.
6.00%, 01/15/2040	94,000	120,985
HollyFrontier Corp.
2.63%, 10/01/2023	265,000	273,576
5.88%, 04/01/2026	139,000	159,498
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	140,000	135,081
Lundin Energy Finance BV
2.00%, 07/15/2026 (A)	200,000	201,118
3.10%, 07/15/2031 (A)	200,000	202,558
Magellan Midstream Partners LP
3.20%, 03/15/2025	68,000	71,306
Marathon Petroleum Corp.
3.63%, 09/15/2024	37,000	39,698
4.50%, 05/01/2023	228,000	240,944
4.70%, 05/01/2025	243,000	271,161
ONEOK Partners LP
3.38%, 10/01/2022	30,000	30,634
5.00%, 09/15/2023	65,000	69,545
6.65%, 10/01/2036	210,000	281,347
ONEOK, Inc.
3.40%, 09/01/2029	125,000	133,180
Phillips 66 Partners LP
3.15%, 12/15/2029	175,000	182,725
3.55%, 10/01/2026	34,000	36,618
4.90%, 10/01/2046	72,000	85,294
Pioneer Natural Resources Co.
1.90%, 08/15/2030	280,000	267,686

Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	$ 100,000	$ 102,480
4.65%, 10/15/2025	250,000	277,014
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	200,010
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	84,171
8.00%, 03/01/2032	56,000	79,139
Spectra Energy Partners LP
5.95%, 09/25/2043	63,000	87,005
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	182,049
6.80%, 05/15/2038	50,000	70,604
7.88%, 06/15/2026	168,000	210,827
TC PipeLines LP
3.90%, 05/25/2027	70,000	77,622
4.38%, 03/13/2025	650,000	707,325
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (A)	320,000	330,586
TotalEnergies Capital International SA
2.99%, 06/29/2041	350,000	357,110
3.13%, 05/29/2050	305,000	305,894
3.46%, 07/12/2049	285,000	304,367
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	100,000	136,205
Valero Energy Corp.
1.20%, 03/15/2024	250,000	252,755
2.15%, 09/15/2027	220,000	221,424
2.70%, 04/15/2023	180,000	185,789
Williams Cos., Inc.
4.85%, 03/01/2048 (E)	133,000	162,256

		15,255,617

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	467,000	489,256

Pharmaceuticals - 0.9%
AstraZeneca PLC
2.13%, 08/06/2050	140,000	120,400
4.00%, 09/18/2042	80,000	94,774
6.45%, 09/15/2037	100,000	147,933
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,371
5.25%, 06/23/2045	9,000	11,989
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	200,000	225,989
4.13%, 06/15/2039	179,000	214,566
5.00%, 08/15/2045	247,000	331,231
Mylan, Inc.
5.40%, 11/29/2043	50,000	61,700
Royalty Pharma PLC
0.75%, 09/02/2023	250,000	250,797
1.20%, 09/02/2025	250,000	248,286
1.75%, 09/02/2027	250,000	248,782
3.30%, 09/02/2040	205,000	203,921
3.55%, 09/02/2050	210,000	205,787
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	115,709
3.20%, 09/23/2026	319,000	344,066
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	545,000	552,272
3.18%, 07/09/2050	220,000	222,638
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	70,000	77,081

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027 (A)	$ 636,000	$ 649,192
Zoetis, Inc.
2.00%, 05/15/2030	200,000	197,827

		4,545,311

Professional Services - 0.1%
IHS Markit Ltd.
4.25%, 05/01/2029	346,000	394,308

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	150,000	148,382
2.53%, 11/18/2027 (A)	1,230,000	1,209,037
2.88%, 02/15/2025 (A)	337,000	346,388
3.63%, 05/01/2022 (A)	155,000	157,321
4.25%, 04/15/2026 (A)	195,000	209,651
4.38%, 05/01/2026 (A)	315,000	339,919
5.50%, 01/15/2026 (A)	475,000	532,174
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	93,000	103,833
4.38%, 09/01/2042	88,000	108,030
5.15%, 09/01/2043	154,000	207,557
6.15%, 05/01/2037	70,000	99,884
CSX Corp.
3.35%, 09/15/2049	30,000	31,470
4.75%, 11/15/2048	100,000	128,809
Kansas City Southern
4.70%, 05/01/2048	196,000	242,432
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	40,305
4.05%, 08/15/2052	150,000	175,689
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	365,000	381,593
5.50%, 02/15/2024 (A)	25,000	27,278
Union Pacific Corp.
4.10%, 09/15/2067	80,000	93,857
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	4,277	4,488

		4,588,097

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.
2.80%, 10/01/2041 (G)	224,000	222,952
4.50%, 12/05/2036	140,000	163,716
Broadcom, Inc.
1.95%, 02/15/2028 (A)	596,000	587,676
3.14%, 11/15/2035 (A)	300,000	298,587
3.19%, 11/15/2036 (A)	395,000	393,202
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	330,000	330,167
0.98%, 09/01/2024 (A)	380,000	379,482
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (A)	355,000	357,878
3.25%, 05/11/2041 (A)	365,000	376,188
Xilinx, Inc.
2.38%, 06/01/2030	225,000	229,317

		3,339,165

Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	95,000	93,409
Microsoft Corp.
3.04%, 03/17/2062	172,000	180,967
3.50%, 02/12/2035	185,000	212,700

Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
2.30%, 03/25/2028	$ 540,000	$ 551,787
3.60%, 04/01/2040	400,000	413,992
3.85%, 07/15/2036	129,000	139,934
3.90%, 05/15/2035	111,000	122,005
4.30%, 07/08/2034	23,000	26,075
VMware, Inc.
1.40%, 08/15/2026	416,000	413,906
2.95%, 08/21/2022	288,000	293,957
4.65%, 05/15/2027	135,000	154,942

		2,603,674

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	180,000	170,774
Lowe’s Cos., Inc.
1.70%, 10/15/2030	110,000	105,048
3.65%, 04/05/2029	225,000	248,893
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	137,735

		662,450

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	226,000	249,690
3.75%, 11/13/2047	50,000	57,744
3.85%, 08/04/2046	181,000	211,172
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	130,000	139,548
6.02%, 06/15/2026	522,000	620,690
HP, Inc.
3.00%, 06/17/2027	170,000	181,446

		1,460,290

Tobacco - 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	410,000	391,740
BAT Capital Corp.
2.26%, 03/25/2028	225,000	223,126
3.73%, 09/25/2040	150,000	144,431
3.98%, 09/25/2050	235,000	227,292
4.39%, 08/15/2037	100,000	107,224
4.54%, 08/15/2047	55,000	56,860
BAT International Finance PLC
1.67%, 03/25/2026	170,000	170,024

		1,320,697

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.88%, 01/15/2026	240,000	250,433
3.25%, 03/01/2025 - 10/01/2029	604,000	631,773
3.38%, 07/01/2025	395,000	419,329
BOC Aviation Ltd.
2.75%, 09/18/2022 (A)	200,000	203,076
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	209,181
8.63%, 01/15/2022	200,000	204,542

		1,918,334

Transportation Infrastructure - 0.0% (F)
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	102,821

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	$ 316,000	$ 331,126
3.45%, 06/01/2029	85,000	93,591
4.00%, 12/01/2046	86,000	99,990

		524,707

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	315,652
4.38%, 04/22/2049	200,000	243,808
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	403,340
3.00%, 02/15/2041	505,000	487,558
3.75%, 04/15/2027	540,000	594,627
Vodafone Group PLC
4.88%, 06/19/2049	210,000	261,611
5.25%, 05/30/2048	172,000	222,711

		2,529,307

Total Corporate Debt Securities (Cost $159,828,600)		167,897,767

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	209,252
5.00%, 06/15/2045	200,000	194,496
7.38%, 09/18/2037	100,000	122,439

		526,187

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	951,436
5.50%, 09/18/2033	100,000	138,912
Israel Government AID Bond, Principal Only STRIPS
Zero Coupon, 08/15/2023	1,000,000	986,408

		2,076,756

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	289,000	278,365
3.75%, 01/11/2028 (E)	210,000	228,568
3.77%, 05/24/2061	217,000	192,485
4.13%, 01/21/2026	200,000	223,496
4.35%, 01/15/2047 (E)	104,000	104,202
4.50%, 01/31/2050 (E)	740,000	757,353
4.60%, 01/23/2046	448,000	462,829
4.75%, 03/08/2044	60,000	63,956

		2,311,254

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	374,755
4.50%, 04/16/2050	200,000	216,806

		591,561

Peru - 0.0% (F)
Peru Government International Bond
5.63%, 11/18/2050 (E)	36,000	48,916

Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (A)	$ 200,000	$ 194,452

Total Foreign Government Obligations (Cost $5,667,623)		5,749,126

MORTGAGE-BACKED SECURITIES - 7.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	123,431	125,385
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	95,937	97,067
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	27,397	25,571
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 4.66% (D), 07/25/2035	162,195	21,072
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 4.98% (D), 06/25/2035	396,435	59,504
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	102,494
Series 2014-520M, Class C,
4.35% (D), 08/15/2046 (A)	200,000	216,878
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	9,849	7,852
Series 2005-7, Class 30,
11/25/2035	11,602	11,397
Series 2005-8, Class 30,
01/25/2036	3,300	2,441
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.30% (D), 11/25/2033	18,358	18,806
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	579,652
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.37% (D), 02/25/2036	17,996	18,369
BVRT Financing Trust
Series 2020-3F, Class A,
3.15%, 11/10/2022 (B) (C) (I)	678,324	678,324
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.37% (D), 02/25/2037	28,358	28,855
Series 2007-A2, Class 2A1,
2.44% (D), 06/25/2035	14,169	14,444
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	34,573	36,174
Series 2004-3, Class A4,
5.75%, 04/25/2034	20,744	21,741
Series 2004-7, Class 2A1,
2.46% (D), 06/25/2034	10,498	10,723
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (B)	259	274
Series 2004-HYB1, Class 2A,
2.59% (D), 05/20/2034	7,441	7,711
Series 2005-22, Class 2A1,
2.58% (D), 11/25/2035	62,116	59,510

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	$ 4,456	$ 4,574
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (D), 04/12/2035 (A)	125,000	127,837
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	460,208
Series 2018-HOME, Class A,
3.94% (D), 04/10/2033 (A)	1,160,000	1,274,600
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	895,320
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	10,127	10,479
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,274	2,095
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	12,270	12,454
FMC GMSR Issuer Trust
3.69%, 02/25/2024	1,765,000	1,771,495
Series 2020-GT1, Class A,
4.45% (D), 01/25/2026 (A)	1,100,000	1,092,215
Series 2021-GT1, Class A,
3.62% (D), 07/25/2026 (A)	1,100,000	1,096,674
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	755,225
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 0.44% (D), 03/25/2035 (A)	104,556	98,862
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.44% (D), 09/25/2035 (A)	68,517	59,145
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	19,745	20,578
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	12,809	13,142
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	23,698	24,770
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	42,389	29,393
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 11/25/2024 (A)	1,135,000	1,143,317
Series 2018-RPL1, Class A,
3.88% (D), 08/25/2024 (A)	1,160,000	1,165,737
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 0.79% (D), 05/25/2036	14,660	14,773
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	804,040
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.23% (D), 05/15/2045 (J)	2,955	0

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Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
2.36% (D), 11/25/2033	$ 10,743	$ 10,898
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	170,347
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	377,974	379,718
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,360,000	1,365,997
Series 2021-RTL1, Class A1,
2.09% (D), 09/25/2026 (A)	495,000	493,994
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.62% (D), 04/21/2034	15,200	15,314
Series 2004-13, Class 3A7,
2.73% (D), 11/21/2034	8,731	8,874
Series 2004-3, Class 4A2,
2.21% (D), 04/25/2034	7,121	7,171
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	950	952
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	6,330	5,277
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.71% (D), 10/25/2028	124,809	126,842
Series 2004-1, Class 2A1,
2.07% (D), 12/25/2034	29,837	30,513
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.55% (D), 04/25/2029	75,812	75,442
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	1,056,887
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	893,667
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	3,857	3,943
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,063	10,460
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	78,298	17,215
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (D), 09/27/2060 (A)	1,122,025	1,122,226
PRPM LLC
Series 2021-1, Class A1,
2.12% (D), 01/25/2026 (A)	932,308	933,991
Series 2021-2, Class A1,
2.12% (D), 03/25/2026 (A)	707,805	708,838
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 16.44% (D), 10/25/2017	45	46
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	2	2

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	$ 160,000	$ 163,256
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,034,767	1,101,574
Series 2019-3, Class MB,
3.50%, 10/25/2058	571,408	645,341
Series 2019-4, Class M55D,
4.00%, 02/25/2059	853,652	929,408
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.85% (D), 04/20/2033	54,417	55,425
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.69% (D), 12/20/2034	47,832	49,404
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.79% (D), 09/20/2034	112,580	112,373
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.77% (D), 10/20/2034	85,533	84,123
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (A)	1,005,000	1,037,461
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.44% (D), 02/25/2034	95,440	96,912
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.79% (D), 01/19/2034	156,041	156,790
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 0.79% (D), 03/19/2034	120,106	120,521
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.75% (D), 10/19/2034	23,783	23,564
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (D), 07/19/2035	61,287	62,553
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
1.84% (D), 12/25/2044	34,498	34,761
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (D), 09/25/2022	946,000	950,944
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (D), 11/30/2060 (A)	1,478,615	1,503,995
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	1,600,000	1,610,495
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	232,099
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	131,878
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	294,798

Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.43% (D), 05/10/2063 (A)	$ 686,124	$ 3,994
V.M. Jog Engineering Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 4.82% (D), 12/15/2021	654,545	654,545
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	555,796
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (D), 05/25/2051 (A)	618,068	618,360
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (D), 05/25/2051 (A)	590,680	591,402
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (D), 02/27/2051 (A)	397,504	397,506
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (D), 02/27/2051 (A)	1,371,340	1,375,613
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (D), 02/27/2051 (A)	972,265	973,143
VOLT XCIX LLC
Series 2021-NPL8, Class A1,
2.12% (D), 04/25/2051 (A)	512,902	513,919
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (D), 03/27/2051 (A)	795,248	795,712
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (D), 04/25/2051 (A)	812,714	812,816
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (D), 03/15/2045 (A) (J)	47,319	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.66% (D), 10/25/2033	36,566	37,145
Series 2003-AR6, Class A1,
2.56% (D), 06/25/2033	11,332	11,812
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	29,790	30,702
Series 2003-S9, Class A8,
5.25%, 10/25/2033	23,210	23,976
Series 2004-AR3, Class A2,
2.58% (D), 06/25/2034	6,056	6,265
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	74,597	75,986
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.96% (D), 04/25/2035	250,732	32,102
Series 2005-3, Class CX,
5.50%, 05/25/2035	96,445	16,293

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	$ 313	$ 276
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,169,234
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.23% (D), 02/15/2040 (A)	549,958	553,030
ZH Trust
Series 2021-1, Class A,
2.25%, 02/18/2027 (A)	500,000	500,711

Total Mortgage-Backed Securities (Cost $38,926,527)		39,607,804

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	85,930
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	370,000	395,345

		481,275

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	225,000	302,960
5.65%, 11/01/2040	155,000	217,392

		520,352

Ohio - 0.1%
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	106,000	132,428
4.80%, 06/01/2111	130,000	185,411

		317,839

Total Municipal Government Obligations (Cost $1,075,633)		1,319,466

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.8%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.63% (D), 07/15/2042 - 03/15/2044	673,670	685,215
6-Month LIBOR + 1.72%, 1.85% (D), 08/01/2036	9,057	9,400
6-Month LIBOR + 1.78%, 1.98% (D), 07/01/2036	22,169	23,148
6-Month LIBOR + 1.74%, 1.98% (D), 10/01/2036	15,281	15,936
6-Month LIBOR + 1.90%, 2.05% (D), 03/01/2037	9,303	9,748
12-Month LIBOR + 1.69%, 2.07% (D), 12/01/2036	2,429	2,438
12-Month LIBOR + 1.67%, 2.07% (D), 11/01/2036	16,764	16,970
12-Month LIBOR + 1.94%, 2.22% (D), 06/01/2036	38,030	40,479

Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6-Month LIBOR + 2.11%, 2.24% (D), 02/01/2037	$ 12,897	$ 13,191
1-Year CMT + 2.25%, 2.35% (D), 02/01/2036	29,017	30,528
1-Year CMT + 2.25%, 2.38% (D), 01/01/2035 - 05/01/2036	23,908	25,417
1-Year CMT + 2.37%, 2.46% (D), 09/01/2034	24,112	25,668
1-Year CMT + 2.36%, 2.48% (D), 10/01/2036	8,603	8,665
3.00%, 08/15/2042 - 01/15/2044	1,275,068	1,320,398
3.50%, 01/01/2032 - 06/01/2043	1,176,920	1,266,019
4.00%, 06/01/2042 - 04/01/2049	1,739,573	1,905,833
4.50%, 05/01/2041 - 06/01/2048	728,668	807,669
5.50%, 08/01/2038	16,507	19,267
6.00%, 01/01/2034 - 12/01/2034	51,181	54,846
6.50%, 11/01/2036	11,944	13,941
7.00%, 01/01/2031	34,597	38,726
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,285,090
2.72%, 07/25/2026	896,000	945,071
2.77%, 05/25/2025	750,000	798,577
2.81%, 09/25/2024	591,000	621,948
2.93%, 01/25/2023	280,215	287,836
3.08%, 01/25/2031	1,179,000	1,299,047
3.30% (D), 11/25/2027	553,000	613,223
3.34% (D), 04/25/2028	465,000	513,013
3.69%, 01/25/2029	133,000	152,346
3.85% (D), 05/25/2028	1,340,000	1,533,193
3.90% (D), 08/25/2028	860,000	991,481
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.43% (D), 06/15/2043	513,097	516,058
1-Month LIBOR + 0.40%, 0.48% (D), 10/15/2041	129,407	130,012
1-Month LIBOR + 0.40%, 0.50% (D), 07/15/2037	88,736	88,743
1-Month LIBOR + 0.44%, 0.52% (D), 02/15/2037	4,973	5,023
1-Month LIBOR + 0.55%, 0.63% (D), 08/15/2037	323,430	328,063
1-Month LIBOR + 0.68%, 0.76% (D), 11/15/2037	154,963	158,018
3.50%, 03/15/2035	2,000,000	2,218,414
4.00%, 12/15/2041	167,224	184,452
5.00%, 12/15/2022 - 05/15/2041	444,150	503,095
5.50%, 12/15/2022 - 05/15/2038	285,644	328,633
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	38,708	41,736
6.00%, 05/15/2027 - 04/15/2036	555,938	633,368
6.38%, 03/15/2032	44,941	52,148
6.40%, 11/15/2023	6,118	6,372
6.50%, 08/15/2031 - 07/15/2036	263,465	304,930
7.00%, 03/15/2024 - 05/15/2032	374,806	435,140
7.25%, 09/15/2030 - 12/15/2030	100,096	118,125
7.50%, 02/15/2023 - 08/15/2030	26,309	29,640
8.00%, 01/15/2030	78,072	93,028
(1.25) * 1-Month LIBOR + 10.13%, 10.02% (D), 07/15/2032	25,877	29,979
(2.00) * 1-Month LIBOR + 13.29%, 13.12% (D), 07/15/2033	20,078	26,010
(1.83) * 1-Month LIBOR + 14.76%, 14.60% (D), 09/15/2033	3,966	5,214

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(3.33) * 1-Month LIBOR + 17.50%, 17.22% (D), 02/15/2040	$ 45,520	$ 61,712
(3.67) * 1-Month LIBOR + 24.49%, 24.19% (D), 06/15/2034	9,790	11,438
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.63% (D), 01/15/2040	43,028	1,963
(1.00) * 1-Month LIBOR + 6.00%, 5.92% (D), 11/15/2037 - 02/15/2039	64,084	10,957
(1.00) * 1-Month LIBOR + 6.20%, 6.12% (D), 06/15/2038	118,508	19,086
(1.00) * 1-Month LIBOR + 6.37%, 6.29% (D), 10/15/2037	278,674	62,318
(1.00) * 1-Month LIBOR + 6.42%, 6.34% (D), 11/15/2037	30,320	5,531
(1.00) * 1-Month LIBOR + 6.80%, 6.72% (D), 04/15/2038	26,112	5,994
(1.00) * 1-Month LIBOR + 7.10%, 7.02% (D), 07/15/2036	9,316	1,879
(1.00) * 1-Month LIBOR + 8.00%, 7.92% (D), 03/15/2032	16,474	2,783
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	106,066	97,755
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.29% (D), 10/25/2044	106,623	109,351
4.97% (D), 07/25/2032	108,752	120,846
6.50%, 02/25/2043	110,250	130,076
7.00%, 02/25/2043	32,953	39,309
7.50% (D), 08/25/2042	50,274	64,559
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	23,252	4,272
Federal National Mortgage Association
1-Month LIBOR + 0.26%, 0.35% (D), 11/25/2046	79,457	78,875
1-Month LIBOR + 0.35%, 0.43% (D), 09/25/2042	293,644	295,275
1-Month LIBOR + 0.48%, 0.56% (D), 09/01/2024	862,041	861,689
1-Month LIBOR + 0.55%, 0.64% (D), 08/25/2042	176,362	177,486
0.67%, 10/25/2030	412,132	403,348
0.75%, 09/25/2028	1,531,979	1,497,938
1.00%, 11/25/2033	754,522	744,435
1-Month LIBOR + 0.93%, 1.02% (D), 11/25/2022	94,636	94,704
1.20%, 10/25/2030	145,000	142,602
1.50%, 01/01/2031	1,000,000	981,728
1.59%, 11/25/2028	400,000	399,331
12-Month LIBOR + 1.79%, 2.16% (D), 01/01/2038	6,428	6,427
1-Year CMT + 2.23%, 2.35% (D), 01/01/2036	12,470	13,210
2.38%, 10/01/2026	966,062	1,015,929
2.41%, 11/01/2029	1,639,054	1,732,511
2.42%, 10/01/2029	1,400,000	1,478,280
2.46%, 02/01/2023	795,900	806,629
2.49%, 05/25/2026	1,000,000	1,053,068
2.70% (D), 04/01/2023	830,660	850,510
2.70%, 07/01/2026	1,451,028	1,546,252
2.74% (D), 06/01/2023	540,496	554,377
2.98%, 08/25/2029	733,000	800,417
3.00%, 01/01/2043 - 07/01/2060	1,264,275	1,347,651

Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.02% (D), 08/25/2024	$ 439,591	$ 464,756
3.03%, 12/01/2021	401,571	401,499
3.08%, 01/01/2028	2,000,000	2,180,560
3.09% (D), 04/25/2027	1,153,323	1,254,489
3.10%, 09/01/2025	954,060	1,026,538
3.12%, 11/01/2026	934,462	1,014,544
3.16% (D), 03/25/2028	510,537	557,764
3.17% (D), 06/25/2027	933,143	1,015,880
3.19% (D), 02/25/2030	392,000	433,010
3.22% (D), 04/25/2029	883,273	975,514
3.24%, 10/01/2026	872,615	951,595
3.29%, 08/01/2026	1,472,241	1,601,588
3.33%, 05/01/2028	1,987,393	2,194,323
3.34%, 02/01/2027	1,000,000	1,095,740
3.36%, 12/01/2027	996,099	1,100,642
3.38%, 12/01/2023	1,406,135	1,472,610
3.42%, 05/01/2024	600,000	639,511
3.45%, 01/01/2024	924,679	971,286
3.48% (D), 07/25/2028	997,000	1,108,683
3.50%, 08/01/2032 - 03/01/2060	3,068,255	3,314,958
3.67% (D), 09/25/2028	1,000,000	1,132,058
3.74%, 07/01/2023	462,487	482,095
3.76%, 12/01/2035	1,369,113	1,599,223
3.81%, 12/01/2028	730,000	836,229
4.00%, 07/01/2042 - 08/01/2048	2,193,067	2,404,433
4.45%, 07/01/2026	419,448	467,805
5.00%, 05/01/2023 - 06/01/2048	232,546	256,705
5.50%, 07/01/2022 - 01/01/2058	1,728,013	2,066,258
6.00%, 12/01/2032 - 11/01/2037	168,760	192,751
6.50%, 12/01/2022 - 10/01/2036	25,724	28,356
8.00%, 11/01/2037	3,481	3,827
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.36% (D), 06/27/2036	16,545	16,303
1-Month LIBOR + 0.30%, 0.39% (D), 08/25/2041	60,755	60,704
1-Month LIBOR + 0.35%, 0.44% (D), 04/25/2035 - 08/25/2036	44,953	45,245
1-Month LIBOR + 0.40%, 0.49% (D), 10/25/2042	206,947	209,042
1-Month LIBOR + 0.50%, 0.59% (D), 05/25/2035 - 10/25/2042	411,214	416,106
3.00%, 01/25/2046	321,432	344,037
4.00%, 10/25/2025 - 04/25/2033	339,561	353,294
4.50%, 07/25/2029	1,000,000	1,103,169
5.00%, 07/25/2033 - 08/25/2040	1,092,677	1,272,875
5.07% (D), 12/25/2042	74,661	81,336
5.50%, 04/25/2023 - 07/25/2038	536,981	596,121
5.57% (D), 10/25/2042 - 12/25/2042	54,858	60,909
5.75%, 06/25/2033	110,013	125,052
6.00% (D), 07/25/2023	17,635	18,355
6.00%, 11/25/2032 - 11/25/2039	208,581	236,960
6.50%, 02/25/2022 - 05/25/2044	239,127	280,959
7.00%, 03/25/2031 - 11/25/2041	388,103	465,954
(1.33) * 1-Month LIBOR + 7.47%, 7.35% (D), 08/25/2033	34,281	37,660
8.00%, 05/25/2022	543	551
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	1,923	2,303
(1.88) * 1-Month LIBOR + 11.28%, 11.12% (D), 07/25/2035	52,401	64,183
(1.67) * 1-Month LIBOR + 12.50%, 12.36% (D), 09/25/2033	5,525	6,562
(2.50) * 1-Month LIBOR + 13.75%, 13.54% (D), 07/25/2033	12,442	15,428

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.00) * 1-Month LIBOR + 14.00%, 13.83% (D), 03/25/2038	$ 4,068	$ 4,798
(1.83) * 1-Month LIBOR + 14.48%, 14.33% (D), 12/25/2032	3,139	3,902
(2.00) * 1-Month LIBOR + 15.50%, 15.33% (D), 11/25/2031	11,938	15,245
(2.75) * 1-Month LIBOR + 16.50%, 16.26% (D), 05/25/2034	9,893	12,848
(2.50) * 1-Month LIBOR + 17.38%, 17.16% (D), 07/25/2035	40,401	57,045
(2.75) * 1-Month LIBOR + 19.53%, 19.29% (D), 04/25/2034 - 05/25/2034	62,432	89,428
(3.50) * 1-Month LIBOR + 23.10%, 22.80% (D), 06/25/2035	5,794	6,174
(4.00) * 1-Month LIBOR + 24.00%, 23.66% (D), 05/25/2034	5,245	8,026
(3.67) * 1-Month LIBOR + 24.57%, 24.25% (D), 03/25/2036	11,816	18,946
(3.25) * 1-Month LIBOR + 25.19%, 24.91% (D), 02/25/2032	1,605	2,313
(4.00) * 1-Month LIBOR + 26.20%, 25.86% (D), 10/25/2036	4,324	6,838
(4.00) * 1-Month LIBOR + 26.56%, 26.22% (D), 12/25/2036	4,094	6,167
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.92% (D), 08/25/2042	202,097	3,834
1.34% (D), 01/25/2038	19,826	823
1.60% (D), 04/25/2041	29,847	1,998
(1.00) * 1-Month LIBOR + 5.85%, 5.76% (D), 09/25/2038	83,273	14,260
(1.00) * 1-Month LIBOR + 5.91%, 5.82% (D), 02/25/2038	43,671	8,314
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (D), 06/25/2037	21,354	3,260
(1.00) * 1-Month LIBOR + 6.18%, 6.09% (D), 12/25/2039	6,743	1,058
(1.00) * 1-Month LIBOR + 6.20%, 6.11% (D), 03/25/2038	7,971	1,310
(1.00) * 1-Month LIBOR + 6.42%, 6.33% (D), 04/25/2040	14,572	2,312
(1.00) * 1-Month LIBOR + 6.50%, 6.41% (D), 06/25/2023 (J)	37	0
(1.00) * 1-Month LIBOR + 6.53%, 6.44% (D), 01/25/2041	175,770	37,864
(1.00) * 1-Month LIBOR + 6.54%, 6.45% (D), 09/25/2037	29,498	6,258
(1.00) * 1-Month LIBOR + 6.55%, 6.46% (D), 02/25/2039	19,082	4,193
(1.00) * 1-Month LIBOR + 6.58%, 6.49% (D), 06/25/2036	18,563	3,506
6.50%, 05/25/2033	14,362	2,925
(1.00) * 1-Month LIBOR + 6.70%, 6.61% (D), 03/25/2036	353,526	73,012
7.00%, 06/25/2033	19,976	3,850
(1.00) * 1-Month LIBOR + 7.15%, 7.06% (D), 07/25/2037	53,510	13,307
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,007,907	897,595
Federal National Mortgage Association, Interest Only STRIPS
2.02% (D), 10/25/2030	2,541,377	271,661
2.11%, 11/25/2028	1,710,000	204,221
2.12% (D), 07/25/2030 - 11/25/2033	10,950,760	1,404,135

Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	$ 25,970	$ 24,715
FREMF Mortgage Trust
3.70% (D), 11/25/2049 (A)	529,000	570,538
3.80% (D), 01/25/2048 (A)	760,000	813,393
3.99% (D), 07/25/2049 (A)	420,000	438,585
4.21% (D), 11/25/2047 (A)	490,000	523,890
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (D), 04/25/2028 (A)	900,000	944,561
Government National Mortgage Association
1-Month LIBOR + 0.30%, 0.39% (D), 08/20/2060	558	558
1-Month LIBOR + 0.34%, 0.43% (D), 12/20/2062	171,515	171,569
1-Month LIBOR + 0.40%, 0.49% (D), 12/20/2060	392,778	393,416
1-Month LIBOR + 0.41%, 0.50% (D), 03/20/2063	351,359	352,013
1-Month LIBOR + 0.43%, 0.52% (D), 04/20/2060	2,142	2,146
1-Month LIBOR + 0.45%, 0.54% (D), 03/20/2060 - 08/20/2067	929,972	932,093
1-Month LIBOR + 0.47%, 0.56% (D), 07/20/2064 - 08/20/2065	2,063,218	2,071,074
1-Month LIBOR + 0.48%, 0.57% (D), 02/20/2065	887,351	890,262
1-Month LIBOR + 0.50%, 0.59% (D), 06/20/2064 - 07/20/2064	2,363,273	2,375,827
1-Month LIBOR + 0.52%, 0.60% (D), 10/20/2062	154,533	155,043
1-Month LIBOR + 0.52%, 0.61% (D), 09/20/2065	433,739	436,403
1-Month LIBOR + 0.55%, 0.64% (D), 07/20/2062	473	476
1-Month LIBOR + 0.58%, 0.67% (D), 09/20/2062 - 05/20/2066	221,836	222,545
1-Month LIBOR + 0.65%, 0.74% (D), 01/20/2064 - 03/20/2064	1,566,482	1,576,359
1-Month LIBOR + 0.66%, 0.75% (D), 12/20/2065	348,581	352,353
1-Month LIBOR + 0.70%, 0.79% (D), 05/20/2061	1,453	1,467
1-Month LIBOR + 1.00%, 1.09% (D), 12/20/2066	361,305	368,601
1.65%, 01/20/2063	21,191	21,245
2.00%, 05/16/2049	47,761	48,458
2.16% (D), 07/16/2048	9,955	10,087
2.50%, 08/20/2051 - 09/16/2056	5,383,469	5,554,681
3.50%, 06/20/2046	714,719	761,921
4.50%, 05/20/2048 - 11/20/2049	5,337,098	5,785,005
4.81% (D), 10/20/2043	465,110	531,251
5.50%, 01/16/2033 - 09/20/2039	736,832	823,383
5.53% (D), 01/20/2038	196,254	228,707
5.59% (D), 07/20/2040	142,279	165,421
5.88% (D), 12/20/2038	60,417	69,867
6.00%, 09/20/2038 - 08/20/2039	94,590	109,054
6.50%, 06/20/2033	368,560	405,616
(2.00) * 1-Month LIBOR + 13.40%, 13.23% (D), 10/20/2037	13,729	15,474
(2.41) * 1-Month LIBOR + 16.43%, 16.23% (D), 06/17/2035	7,883	9,698
(2.20) * 1-Month LIBOR + 16.72%, 16.53% (D), 05/18/2034	261	317

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
(2.75) * 1-Month LIBOR + 19.66%, 19.43% (D), 04/16/2034	$ 22,686	$ 31,741
(3.00) * 1-Month LIBOR + 20.21%, 19.94% (D), 09/20/2037	5,508	7,132
(3.50) * 1-Month LIBOR + 23.28%, 22.97% (D), 04/20/2037	20,139	28,546
(4.91) * 1-Month LIBOR + 29.46%, 29.04% (D), 09/20/2034	10,605	16,189
Government National Mortgage Association, Interest Only STRIPS
5.50%, 10/16/2037	26,465	1,046
(1.00) * 1-Month LIBOR + 5.70%, 5.61% (D), 12/20/2038	24,144	2,947
(1.00) * 1-Month LIBOR + 5.83%, 5.74% (D), 02/20/2038	39,164	4,408
(1.00) * 1-Month LIBOR + 6.00%, 5.91% (D), 11/20/2037	36,964	4,209
(1.00) * 1-Month LIBOR + 6.08%, 5.99% (D), 06/20/2039	22,971	3,293
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (D), 10/20/2034	48,799	7,173
(1.00) * 1-Month LIBOR + 6.10%, 6.02% (D), 02/16/2039	13,030	1,090
(1.00) * 1-Month LIBOR + 6.20%, 6.11% (D), 03/20/2037 - 06/20/2038	82,693	11,655
(1.00) * 1-Month LIBOR + 6.27%, 6.18% (D), 04/20/2039	29,362	4,411
(1.00) * 1-Month LIBOR + 6.30%, 6.21% (D), 09/20/2035 - 03/20/2039	92,012	15,815
(1.00) * 1-Month LIBOR + 6.40%, 6.32% (D), 05/16/2038	85,353	14,734
(1.00) * 1-Month LIBOR + 6.47%, 6.39% (D), 06/16/2037	26,977	2,980
(1.00) * 1-Month LIBOR + 6.55%, 6.46% (D), 11/20/2037 - 12/20/2037	33,674	4,278
6.50%, 03/20/2039	17,658	3,776
(1.00) * 1-Month LIBOR + 6.75%, 6.66% (D), 07/20/2037	63,909	11,338
(1.00) * 1-Month LIBOR + 6.78%, 6.69% (D), 08/20/2037	41,214	153
(1.00) * 1-Month LIBOR + 6.81%, 6.73% (D), 04/16/2037	22,134	4,699
Government National Mortgage Association, Principal Only STRIPS
03/16/2033 - 01/20/2038	67,340	64,442
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	346,384
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	552,374
4.63%, 09/15/2060	257,000	372,564
5.88%, 04/01/2036	698,000	1,020,875
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	969,574
01/15/2038	150,000	99,835
Uniform Mortgage-Backed Security
2.00%, TBA (G)	1,290,000	1,328,095
2.50%, TBA (G)	15,260,000	15,681,553

Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	$ 136,413	$ 152,611

Total U.S. Government Agency Obligations (Cost $125,718,458)		130,420,785

U.S. GOVERNMENT OBLIGATIONS - 21.0%
U.S. Treasury - 20.8%
U.S. Treasury Bond
1.25%, 05/15/2050	35,000	28,547
1.38%, 08/15/2050	165,000	138,832
1.63%, 11/15/2050	825,000	738,987
1.88%, 02/15/2041 - 02/15/2051	7,540,000	7,231,319
2.00%, 02/15/2050	3,318,000	3,250,474
2.25%, 05/15/2041 - 08/15/2049	3,983,100	4,122,358
2.38%, 11/15/2049	3,390,000	3,598,167
2.50%, 02/15/2045 - 02/15/2046	4,000,000	4,313,379
2.75%, 11/15/2042	2,080,000	2,334,231
2.88%, 05/15/2043 - 08/15/2045	2,685,000	3,076,804
3.00%, 11/15/2044 - 02/15/2047	140,000	164,470
3.00%, 02/15/2048 (E)	240,000	284,644
3.13%, 02/15/2043 - 05/15/2048 (E)	1,184,000	1,416,971
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,737,258
3.75%, 11/15/2043	2,923,000	3,815,885
3.88%, 08/15/2040	790,000	1,033,851
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 08/15/2026 (E)	10,560,000	10,496,909
11/15/2022 - 08/15/2041	12,935,000	11,495,881
U.S. Treasury Note
0.38%, 01/31/2026 - 09/30/2027	425,000	412,767
0.50%, 02/28/2026	4,170,000	4,098,002
0.63%, 08/15/2030	330,000	306,681
0.75%, 04/30/2026	210,000	208,302
0.88%, 06/30/2026	105,000	104,586
1.25%, 07/31/2023 - 06/30/2028	7,700,000	7,746,396
1.38%, 08/31/2023 (E)	1,500,000	1,531,582
1.38%, 09/30/2023	3,000,000	3,065,156
1.63%, 08/15/2022 - 05/15/2031	6,550,000	6,694,656
1.63%, 08/15/2029 (E)	40,000	40,705
1.75%, 07/15/2022 - 12/31/2026	7,088,000	7,204,640
1.75%, 05/15/2023 (E)	2,860,000	2,931,165
1.88%, 11/30/2021	1,700,000	1,705,062
2.00%, 10/31/2021 - 02/15/2025	1,681,000	1,751,142
2.00%, 02/15/2023 (E)	3,000,000	3,075,469
2.13%, 02/29/2024	2,183,000	2,274,328
2.13%, 05/15/2025 (E)	1,585,000	1,665,364
2.25%, 11/15/2024 - 02/15/2027 (E)	438,000	462,798
2.50%, 02/28/2026	290,000	310,255
2.75%, 05/31/2023	184,000	191,719
2.88%, 04/30/2025	265,000	285,475

		105,345,217

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	252,578	374,611
2.50%, 01/15/2029	127,135	162,710
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	273,762	275,783

		813,104

Total U.S. Government Obligations (Cost $102,038,719)		106,158,321

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (K)	9,873,573	$ 9,873,573

Total Other Investment Company (Cost $9,873,573)		9,873,573

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
Fixed Income Clearing Corp., 0.00% (K), dated 09/30/2021, to be repurchased at $27,029,318 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $27,569,978.	$ 27,029,318	27,029,318

Total Repurchase Agreement (Cost $27,029,318)		27,029,318

Total Investments (Cost $513,767,345)		532,147,694
Net Other Assets (Liabilities) - (5.2)%		(26,196,491)

Net Assets - 100.0%		$ 505,951,203

Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$41,864,307	$2,227,227	$44,091,534
Corporate Debt Securities	—	167,897,767	—	167,897,767
Foreign Government Obligations	—	5,749,126	—	5,749,126
Mortgage-Backed Securities	—	38,929,480	678,324	39,607,804
Municipal Government Obligations	—	1,319,466	—	1,319,466
U.S. Government Agency Obligations	—	130,420,785	—	130,420,785
U.S. Government Obligations	—	106,158,321	—	106,158,321
Other Investment Company	9,873,573	—	—	9,873,573
Repurchase Agreement	—	27,029,318	—	27,029,318

Total Investments	$9,873,573	$519,368,570	$2,905,551	$532,147,694

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities(I)	$—	$—	$678,324	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $117,620,301, representing 23.2% of the Portfolio’s net assets.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $2,905,825, representing 0.6% of the Portfolio’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,569,453, collateralized by cash collateral of $9,873,573 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,159,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rounds to less than $1 or $(1).
(K)	Rates disclosed reflect the yields at September 30, 2021.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

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Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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